Leases (Details) - Schedule of Maturities of Lease Liabilities $ in Thousands	Jun. 30, 2023 USD ($)
Schedule of Maturities of Lease Liabilities [Abstract]
2023	$ 7,598
2024	5,314
2025	3,592
2026	1,841
2027	1,705
Thereafter	3,845
Total lease payments	23,895
Less: imputed interest	(3,112)
Total	$ 20,783